Segment Information - Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended		9 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 396,173	$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]			$ 1,345,678		$ 1,254,347			$ 1,650,520		$ 1,779,143		$ 1,658,729
Total segment adjusted EBITDA																		108,204		105,880			131,273		136,876		105,773
Loss on extinguishment of debt				(19,612)																(19,612)			(19,612)
Depreciation and amortization																		(6,101)		(4,891)			(6,934)		(4,759)		(2,971)
Interest expense								(9,618)		(9,954)		(10,988)		(9,450)			(20,438)	(29,938)		(29,894)		(30,392)	(39,727)		(40,010)		(25,076)
Equity method investment income																		(605)	[2]	(193)	[2]		(271)	[3]	(164)	[3]	(806)	[3]
Net income attributable to noncontrolling interest																		228		273			374		156		512
Lower of cost or market adjustment to inventory																		(318)		(302)			(302)
(Loss) gain on derivative contracts																		(1,062)		1,473			1,588		(1,095)		(11,984)
Share-based compensation expense																		(989)
Compensation expense - profits interest awards				(19,517)														(29,271)		(19,517)			(19,517)		(885)		(3,452)
Income before provision for income taxes and equity income	12,532	17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	908	39,210	21,047		18,553		49,989	31,085		85,837		67,291
LIFO liquidation gain	4,775							15,236															4,775		15,236		21,009
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales																		40,719		36,698			46,759		49,223		59,612
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Corporate and Eliminations																		(19,101)		(14,664)			(20,562)		(19,518)		(15,714)
Olin Brass [Member]
Segment Reporting Information [Line Items]
Net sales																		613,926		496,786			676,563		718,244		710,271
Total segment adjusted EBITDA																		41,209		37,432			45,115		45,320		23,291
Depreciation and amortization																							(3,849)		(2,622)		(1,624)
LIFO liquidation gain																							175		8,401		23,253
Olin Brass [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales																		40,539		36,315			46,287		48,312		57,919
Chase [Member]
Segment Reporting Information [Line Items]
Net sales																		488,475		505,951			647,711		704,968		611,870
Total segment adjusted EBITDA																		53,831		53,311			66,641		73,658		61,158
Depreciation and amortization																							(2,521)		(1,921)		(1,200)
LIFO liquidation gain																							1,623				75
Chase [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales																		7		302			305		626		765
Oster [Member]
Segment Reporting Information [Line Items]
Net sales																		243,277		251,610			326,246		355,931		336,588
Total segment adjusted EBITDA																		13,164		15,137			19,517		17,898		21,324
Depreciation and amortization																							(247)		(196)		(147)
LIFO liquidation gain																							4,478		7,050		(48)
Oster [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales																		$ 173		$ 81			$ 167		$ 285		$ 928

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Excludes accretion income of $181 in each of the nine months ended September 30, 2013 and 2012. Equity method investment income is exclusive to Olin Brass.
[3]	Excludes accretion income of $724 in each of the years ended December 31, 2012, 2011 and 2010. Equity method investment income is exclusive to Olin Brass.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.